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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perry Corp.
          767 Fifth Avenue
          New York, NY 10153

Form 13F File Number:     028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael C. Neus
Title:         General Counsel
Phone:         212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus             New York, NY                February 11, 2011
--------------------         ------------------           --------------------
    [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               1
                                                        -----------

Form 13F Information Table Entry Total:                         57
                                                        -----------

Form 13F Information Table Value Total:                 $4,131,214
                                                        -----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

     1.                Richard C. Perry.

                                                              Perry Corp
                                                     Form 13F Information Table
                                                  Quarter ended  December 31, 2010

COLUMN 1                      COLUMN 2        COLUMN 3     COLUMN 4    COLUMN 5             COLUMN 6 COLUMN 7      COLUMN 8

                                                            VALUE      SHRS OR   SH/  PUT/  INVEST   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT   PRN  CALL  DISCRE   MANGRS  SOLE   SHARED    NONE
----------------------------  --------------  ---------  ----------  ----------  ---  ----  ------   ------  ---- ----------  ----
AbitibiBowater Inc            COM             003687209     18,903      798,595  SH         Shared      1           798,595
Aeropostale Inc               COM             007865108      3,285      133,300  SH   CALL  Shared      1           133,300
Airgas Inc                    COM             009363102     10,302      164,938  SH         Shared      1           164,938
Best Buy Co Inc               COM             086516101     31,214      910,300  SH   CALL  Shared      1           910,300
Brookfield Infrast Partners   LP INT UNIT     G16252101     47,440    2,253,703  SH         Shared      1         2,253,703
Chubb Corp                    COM             171232101      5,964      100,000  SH   PUT   Shared      1           100,000
Cisco Systems Inc             COM             17275R102     14,566      720,000  SH   PUT   Shared      1           720,000
Citigroup Inc                 COM             172967101    149,941   31,700,000  SH         Shared      1        31,700,000
CommScope Inc                 COM             203372107     51,727    1,656,853  SH         Shared      1         1,656,853
Dell Inc                      COM             24702R101      6,098      450,000  SH   PUT   Shared      1           450,000
Dollar Thrifty Automotive
Group                         COM             256743105     24,812      525,000  SH         Shared      1           525,000
Doral Financial Corp          COM             25811P886      2,538    1,839,253  SH         Shared      1         1,839,253
eBay Inc                      COM             278642103     27,830    1,000,000  SH   PUT   Shared      1         1,000,000
Endurance Specialty Holdings  SHS             G30397106    329,081    7,143,056  SH         Shared      1         7,143,056
Enzon Pharmaceuticals Inc     COM             293904108     35,142    2,890,000  SH         Shared      1         2,890,000
Exxon Mobil Corp              COM             30231G102      8,921      122,000  SH         Shared      1           122,000
General Motors Corp           COM             37045V100     73,720    2,000,000  SH         Shared      1         2,000,000
General Motors Corp           JR PFD CNV SRB  37045V209     21,644      400,000  SH         Shared      1           400,000
General Motors Corp           COM             37045V100      7,372      200,000  SH   PUT   Shared      1           200,000
Genzyme Corp                  COM             372917104    248,910    3,495,927  SH         Shared      1         3,495,927
Genzyme Corp                  COM             372917104     14,240      200,000  SH   CALL  Shared      1           200,000
Hartford Financial Services   *W EXP
Group                         06/26/2019      416515120      4,535      171,200  SH         Shared      1           171,200
Healthspring Inc              COM             42224N101     13,395      504,900  SH         Shared      1           504,900
Home Depot Inc                COM             437076102     12,604      359,500  SH         Shared      1           359,500
Humana Inc                    COM             444859102     34,213      625,000  SH         Shared      1           625,000
ISHARES TR                    MSCI EMERG MKT  464287234    258,696    5,430,000  SH   PUT   Shared      1         5,430,000
ISHARES TR                    RUSSELL 2000    464287655    287,235    3,671,200  SH   PUT   Shared      1         3,671,200
Johnson & Johnson             COM             478160104     32,687      528,486  SH         Shared      1           528,486
Kinder Morgan Energy
Partners                      UT LTD PARTNER  494550106     18,324      260,800  SH   PUT   Shared      1           260,800
Kraft Foods Inc               CL A            50075N104      7,452      236,500  SH         Shared      1           236,500
Lincoln National Corp         *W EXP
                              07/10/2019      534187117      2,781      100,000  SH         Shared      1           100,000
Liz Claiborne Inc             COM             539320101     29,651    4,141,184  SH         Shared      1         4,141,184
Lowe's Cos Inc                COM             548661107     12,941      516,000  SH         Shared      1           516,000
Massey Energy Co              COM             576206106     36,562      681,500  SH         Shared      1           681,500
Mastercard Inc                CL A            57636Q104     20,170       90,000  SH         Shared      1            90,000
Mentor Graphics Corp          COM             587200106     45,038    3,750,000  SH         Shared      1         3,750,000
Microsoft Corp                COM             594918104     19,265      690,000  SH         Shared      1           690,000
Microsoft Corp                COM             594918104    144,626    5,180,000  SH   CALL  Shared      1         5,180,000
North American Energy
Partners                      COM             656844107     56,377    4,598,466  SH         Shared      1         4,598,466
Oracle Corp                   COM             68389X105      6,886      220,000  SH   PUT   Shared      1           220,000
PNC Financial Services Group  *W EXP
                              12/31/2018      693475121      4,329      300,000  SH         Shared      1           300,000
Potash Corp of Saskatchewan
Inc                           COM             73755L107    154,747      999,463  SH         Shared      1           999,463
QUALCOMM Inc                  COM             747525103     26,725      540,000  SH   PUT   Shared      1           540,000
Rite Aid Corp                 COM             767754104      8,021    9,082,000  SH         Shared      1         9,082,000
Royal Bank of Scotland
Group PLC                     ADR PFD SER P   780097762      4,471      306,857  SH         Shared      1           306,857
Royal Bank of Scotland
Group PLC                     ADR PREF SHS R  780097747      5,761      395,699  SH         Shared      1           395,699
Royal Bank of Scotland
Group PLC                     ADR PREF SER N  780097770     21,591    1,483,912  SH         Shared      1         1,483,912
Royal Bank of Scotland
Group PLC                     ADR PREF SHS Q  780097754     39,757    2,645,164  SH         Shared      1         2,645,164
Royal Bank of Scotland
Group PLC                     SP ADR PREF T   780097713     49,400    3,056,946  SH         Shared      1         3,056,946
Royal Bank of Scotland
Group PLC                     SP ADR PREF S   780097739     59,161    3,986,560  SH         Shared      1         3,986,560
Royal Bank of Scotland
Group PLC                     SP ADR PREF M   780097796     65,929    4,486,483  SH         Shared      1         4,486,483
SPDR S&P 500 ETF TR           TR UNIT         78462F103  1,313,333   10,444,000  SH   PUT   Shared      1        10,444,000
Synaptics Inc                 COM             87157D109      2,938      100,000  SH   PUT   Shared      1           100,000
Universal American Corp       COM             913377107    139,404    6,816,833  SH         Shared      1         6,816,833
Virgin Media Inc              *W EXP
                              01/10/2011      92769L119        473       17,349  SH         Shared      1            17,349
Visa Inc                      COM CL A        92826C839     28,152      400,000  SH         Shared      1           400,000
Yahoo Inc                     COM             984332106     29,934    1,800,000  SH   CALL  Shared      1         1,800,000


                                                         4,131,214